TRANSACTIONS WITH RELATED PARTIES - Additional Information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Instituto Natura [Member]
Disclosure of transactions between related parties [line items]
Donations associated with sale	R$ 55,000	R$ 35,000
Right-of-use assets [member] | Buildings [member] | Bresco IX [Member]
Disclosure of transactions between related parties [line items]
Purchases of property and other assets related party transaction	46,608
Lease paid	6,201
Right-of-use assets [member] | Buildings [member] | Bresco Logística Fundo de Investimento Imobiliário [Member]
Disclosure of transactions between related parties [line items]
Purchases of property and other assets related party transaction	4,996	5,840
Lease paid	2,152	1,488
Fundo de Investimento Essencial [Member] | Instituto Natura [Member]
Disclosure of transactions between related parties [line items]
Investments	6,805	3,835
Indústria e Comércio de Cosméticos Natura Ltda [member] | Right-of-use assets [member] | Buildings [member] | Bres Itupeva Empreendimentos Imobiliários Ltda. [Member]
Disclosure of transactions between related parties [line items]
Purchases of property and other assets related party transaction	63,665	60,998
Lease paid	R$ 15,680	R$ 14,094